Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

February 29, 2020

CTF-QTLY-0420
1.814091.115

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Connecticut - 98.1%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,752,892
5% 2/15/24	645,000	688,705
5% 2/15/32 (Pre-Refunded to 2/15/22 @ 100)	1,110,000	1,200,243
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,214,510
5% 8/15/32 (FSA Insured)	3,090,000	3,746,965
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,259,600
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,246,260
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,238,140
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,564,526
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,284,380
5% 7/1/49 (a)	2,925,000	3,640,806
Connecticut Gen. Oblig.:
Series 2012 G, 5% 10/15/30	4,275,000	4,701,944
Series 2013 A:
5% 3/1/27	5,480,000	6,133,928
5% 10/15/27	1,000,000	1,142,340
Series 2014 G, 5% 11/15/28	7,000,000	8,266,860
Series 2015 B:
5% 6/15/27	4,825,000	5,825,367
5% 6/15/30	1,290,000	1,543,343
5% 6/15/32	5,500,000	6,538,565
Series 2015 F, 5% 11/15/31	4,000,000	4,824,080
Series 2016 A, 5% 3/15/31	6,950,000	8,415,755
Series 2018 A:
5% 4/15/30	2,500,000	3,204,250
5% 4/15/38	1,700,000	2,129,811
Series 2018 C, 5% 6/15/31	725,000	927,500
Series 2019 A:
4% 4/15/37	1,825,000	2,167,680
5% 4/15/25	1,140,000	1,374,236
5% 4/15/28	7,450,000	9,659,894
5% 4/15/35	2,000,000	2,580,800
5% 4/15/36	2,300,000	2,958,743
5% 4/15/39	2,450,000	3,123,677
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,263,000
5% 7/1/32	1,000,000	1,236,360
Series 2017, 5% 7/1/30	2,400,000	2,994,120
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	101,086
5% 7/1/28	600,000	757,620
5% 7/1/29	350,000	440,584
5% 7/1/30	850,000	1,065,798
5% 7/1/31	1,300,000	1,625,299
5% 7/1/32	1,050,000	1,310,526
5% 7/1/33	700,000	871,997
5% 7/1/34	750,000	932,730
5% 7/1/42	2,000,000	2,446,920
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	10,765,000	10,893,534
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	51,383
Bonds Series 2014 B, 1.8%, tender 7/1/24 (b)	1,260,000	1,297,661
Series 2011 M, 5.375% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	5,485,000	5,817,226
Series 2013 N:
5% 7/1/24	400,000	455,324
5% 7/1/25	300,000	340,962
Series 2014 E:
5% 7/1/28	3,260,000	3,824,762
5% 7/1/29	3,840,000	4,503,667
Series 2015 L, 5% 7/1/29	1,500,000	1,791,945
Series 2016 CT, 5% 12/1/45	2,850,000	3,425,472
Series 2016 K, 4% 7/1/46	7,000,000	7,598,360
Series 2016, 5% 12/1/41	5,150,000	6,223,518
Series 2018 K3, 5% 7/1/38	985,000	1,192,648
Series 2019 A:
4% 7/1/49	2,625,000	2,993,524
5% 7/1/49 (c)	6,000,000	6,840,120
Series 2020 C, 4% 7/1/45 (d)	1,800,000	2,055,060
Series A, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,131,010
Series E:
5% 7/1/28	1,250,000	1,459,013
5% 7/1/42	5,000,000	5,764,900
Series F, 5% 7/1/45	4,890,000	5,661,642
Series G:
5% 7/1/29 (c)	1,055,000	1,326,409
5% 7/1/30 (c)	275,000	343,038
5% 7/1/34 (c)	695,000	852,418
5% 7/1/39 (c)	2,600,000	3,161,054
5% 7/1/50 (c)	1,000,000	1,197,820
Series H1, 5% 7/1/41	1,250,000	1,309,313
Series J, 5% 11/1/25	1,465,000	1,556,548
Series K1:
5% 7/1/24	600,000	685,704
5% 7/1/25	1,240,000	1,455,450
5% 7/1/27	250,000	306,850
Series K3, 5% 7/1/48	3,695,000	4,389,069
Series L:
5% 7/1/26	1,000,000	1,203,220
5% 7/1/27	2,000,000	2,397,260
Series N:
4% 7/1/39	1,850,000	2,090,500
5% 7/1/21	100,000	104,907
5% 7/1/22	400,000	435,372
5% 7/1/23	415,000	466,564
5% 7/1/24	375,000	434,186
5% 7/1/25	340,000	404,433
5% 7/1/27	430,000	534,481
5% 7/1/31	500,000	629,690
5% 7/1/32	550,000	688,578
5% 7/1/33	720,000	896,522
5% 7/1/34	675,000	838,782
Series O, 5% 7/1/23	235,000	265,266
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
5% 11/15/20 (a)	950,000	975,546
5% 11/15/23 (a)	1,100,000	1,247,312
Series 2017 B:
5% 11/15/22 (a)	975,000	1,072,315
5% 11/15/24 (a)	1,065,000	1,242,887
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	495,000	505,078
Series 2013 B2, 4% 11/15/32	1,285,000	1,322,561
Series 2014 C, 4% 11/15/44	535,000	560,964
Series 2016 F, 3.5% 5/15/39 (a)	1,750,000	1,844,115
Series 2019 B1, 4% 5/15/49	4,000,000	4,545,120
Series 2019 F, 3.5% 11/15/43	4,000,000	4,405,320
Series A2:
5% 11/15/26 (a)	840,000	1,034,233
5% 5/15/27 (a)	1,890,000	2,344,148
5% 11/15/27 (a)	860,000	1,081,046
5% 5/15/28 (a)	615,000	781,394
5% 11/15/28 (a)	225,000	288,497
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,111,370
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	10,000,000	11,138,898
5% 1/1/28	1,000,000	1,111,960
5% 1/1/31	5,000,000	5,555,000
Series 2015 A, 5% 8/1/34	6,000,000	7,162,860
Series A, 5% 9/1/33	1,000,000	1,172,130
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,033
Series 2014 B:
5% 8/15/25	450,000	528,098
5% 8/15/26	700,000	819,490
5% 8/15/27	750,000	877,313
5% 8/15/28	1,000,000	1,167,850
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,015,645
Series 2014 A:
5% 11/1/28	1,000,000	1,186,120
5% 11/1/29	1,850,000	2,192,768
5% 11/1/30	2,480,000	2,937,039
5% 11/1/31	2,905,000	3,438,184
5% 11/1/42	2,115,000	2,477,448
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,293,650
5% 7/15/32	1,250,000	1,613,975
5% 7/15/33	1,000,000	1,288,400
5% 7/15/34	1,000,000	1,286,010
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,086,180
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,163,997
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,206,530
5% 7/1/29 (FSA Insured)	1,000,000	1,203,710
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,346,500
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,082,510
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	220,000	229,770
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,839,014
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,899,052
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,085,149
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,183,863
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,289,481
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	2,009,791
5% 3/1/33 (FSA Insured)	1,900,000	2,331,015
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	736,358
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	635,000	774,675
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	911,482
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	43,848
5% 8/15/28 (FSA Insured)	1,500,000	1,827,420
5% 8/15/30 (FSA Insured)	1,000,000	1,205,760
5% 8/15/34 (FSA Insured)	1,000,000	1,194,570
5% 8/15/35 (FSA Insured)	1,000,000	1,193,430
5% 9/1/29 (FSA Insured)	2,655,000	3,135,953
5% 9/1/31 (FSA Insured)	1,430,000	1,676,589
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33 (Pre-Refunded to 8/1/22 @ 100)	1,110,000	1,221,377
Series 2013 A, 5% 8/1/43 (Pre-Refunded to 8/1/22 @ 100)	2,000,000	2,200,680
Series 30 B:
5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	1,150,000	1,358,921
5% 8/1/31 (Pre-Refunded to 8/1/24 @ 100)	2,630,000	3,107,792
Series 32 B:
5% 8/1/32	1,000,000	1,236,250
5% 8/1/33	1,150,000	1,419,261
5% 8/1/37	3,000,000	3,677,400
5% 8/1/38	1,000,000	1,223,010
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,194,430
Series 2019, 5% 1/1/27	1,990,000	2,479,699
Univ. of Connecticut Gen. Oblig.:
Series 2011 A, 5% 2/15/27	3,000,000	3,108,810
Series 2018 A, 5% 4/15/28	4,400,000	5,705,172
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	855,856
5% 11/1/25	635,000	723,722
5% 11/1/26	635,000	737,184
Series 2017 B, 5% 11/1/32	400,000	465,292

TOTAL CONNECTICUT		361,703,285

Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	935,848
TOTAL MUNICIPAL BONDS
(Cost $337,608,469)		362,639,133

Municipal Notes - 1.4%
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series V2, 1.02% 3/2/20, VRDN (b)
(Cost $5,300,000)	5,300,000	5,300,000
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $342,908,469)		367,939,133
NET OTHER ASSETS (LIABILITIES) - 0.3%		934,178
NET ASSETS - 100%		$368,873,311

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,067,359 or 4.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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